13F-HR
          06/30/2002

             0000935111
             xqir7b@m

          NONE
     1

            STEVE WALLACE
           (703) 236-1760

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: David Mead
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
David Mead                       Arlington, Virginia      08/15/2002

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:               145
FORM 13F Information Table Value Total:                           498,332

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203       234           15,067        SH    SOLE                                  15,067
AMBEV (Companhia de Bebidas)  ADR     20441W203       159           10,200        SH    SOLE              10,200
Advanced Semiconductor Eng.   ADR     00756M404       120           36,930        SH    SOLE              36,930
Amdocs Ltd.                   ADR     G02602103        10            1,300        SH    SOLE                         1,300
Amdocs Ltd.                   ADR     G02602103       236           31,300        SH    SOLE              31,300
Andina (Embotelladora Andina) ADR     29081P204       106           14,800        SH    SOLE                                  14,800
America Movil                 ADR     02364W105     4,260          317,942        SH    SOLE             317,942
Aracruz                       ADR     038496204       112            5,600        SH    SOLE                         5,600
Aracruz                       ADR     038496204    14,046          702,300        SH    SOLE             702,300
Ashanti Goldfields Co. Ltd.   GDS     043743202     5,556        1,131,654        SH    SOLE           1,131,654
Banco BHIF                    ADR     073297103     2,203          192,400        SH    SOLE             192,400
Banco Santander (Banco Osorno ADR     05965F108       569           43,790        SH    SOLE                                  43,790
Bancolombia                   ADR     05968L102       201           83,900        SH    SOLE                                  83,900
Bancolombia                   ADR     05968L102       380          158,300        SH    SOLE                       158,300
Banco Santander (Banco Osorno ADR     05965F108     1,001           77,000        SH    SOLE              77,000
Bancolombia                   ADR     05968L102     1,983          826,300        SH    SOLE             826,300
Brasil Telecom Part Sa        ADR     105530109       580           20,500        SH    SOLE                        20,500
Brasil Telecom Part Sa        ADR     105530109     6,346          224,169        SH    SOLE             224,169
Buenaventura                  ADR     204448104       404           15,794        SH    SOLE                                  15,794
Buenaventura                  ADR     204448104       468           18,265        SH    SOLE                        18,265
CANTV                         ADR     204421101       161           11,300        SH    SOLE                                  11,300
Buenaventura                  ADR     204448104    17,128          669,051        SH    SOLE             669,051
CANTV                         ADR     204421101       549           38,571        SH    SOLE                        38,571
CANTV                         ADR     204421101    10,145          712,925        SH    SOLE             712,925
Cementos Mexicanos            ADR     151290889       144            5,449        SH    SOLE                                   5,449
Cementos Mexicanos            ADR     151290889       452           17,142        SH    SOLE                        17,142
Cementos Mexicanos            ADR     151290889    15,591          591,476        SH    SOLE             591,476
Chile Fund                    COU     168834109       228           29,880        SH    SOLE                                  29,880
Cemig                         ADR     204409601       183           16,300        SH    SOLE              16,300
China Mobile                  ADR     16941M109       332           22,677        SH    SOLE              22,677
China Unicom                  ADR     16945R104        85           11,000        SH    SOLE                        11,000
China Unicom                  ADR     16945R104     2,448          317,900        SH    SOLE             317,900
Coca-Cola Femsa SA de CV      ADS     191241108     1,300           54,150        SH    SOLE              54,150
Compania Cervecerias Unidas   ADR     204429104       645           42,000        SH    SOLE              42,000
Concha y Toro                 ADS     927191106     4,032          121,800        SH    SOLE             121,800
Copel (Cia. Par. de Energ.)   ADR     20441B407        48           11,800        SH    SOLE                        11,800
Copel (Cia. Par. de Energ.)   ADR     20441B407     2,259          557,687        SH    SOLE             557,687
Credicorp Ltd.                ADR     G2519Y108       229           29,400        SH    SOLE                        29,400
Credicorp Ltd.                ADR     G2519Y108     8,387        1,078,000        SH    SOLE           1,078,000
Cristales                     ADR     226714103       109            6,600        SH    SOLE                         6,600
Cristales                     ADR     226714103     5,796          351,300        SH    SOLE             351,300
Distribucion y Servicio (DYS) ADR     254753106     2,549          214,400        SH    SOLE             214,400
Dr. Reddy's Laboratories Ltd. ADR     256135203       658           33,900        SH    SOLE                                  33,900
Dr. Reddy's Laboratories Ltd. ADR     256135203     5,372          276,900        SH    SOLE             276,900
Endesa                        ADR     29244T101       646           80,860        SH    SOLE                                  80,860
Endesa                        ADR     29244T101        98           12,300        SH    SOLE                        12,300
Femsa                         ADR     344419106       787           20,079        SH    SOLE                                  20,079
Endesa                        ADR     29244T101     3,918          490,400        SH    SOLE             490,400
Femsa                         ADR     344419106       918           23,400        SH    SOLE                        23,400
Femsa                         ADR     344419106    26,034          663,800        SH    SOLE             663,800
Grupo Aeropuerto del Sureste  ADR     40051E202        81            6,300        SH    SOLE                                   6,300
Gerdau S.A.                   ADR     373737105       241           23,100        SH    SOLE              23,100
Grupo Aeropuerto del Sureste  ADR     40051E202       163           12,600        SH    SOLE                        12,600
Grupo Aeropuerto del Sureste  ADR     40051E202     4,368          338,600        SH    SOLE             338,600
Grupo Casa Autrey             ADR     40048P104       818           88,000        SH    SOLE              88,000
Grupo Elektra (fka Grupo Feni GDR     40050A102        88           10,200        SH    SOLE                        10,200
Grupo Elektra (fka Grupo Feni GDR     40050A102     3,033          350,600        SH    SOLE             350,600
Grupo Imsa                    ADR     40048T106     3,034          244,700        SH    SOLE             244,700
Grupo Iusacell                ADR     40050B100       140           86,192        SH    SOLE              86,192
Grupo Televisa                ADR     40049J206       243            6,500        SH    SOLE                                   6,500
Grupo Radio Centro            ADS     40049C102       374          122,700        SH    SOLE             122,700
Grupo Televisa                ADR     40049J206       613           16,400        SH    SOLE                        16,400
HDFC Bank                     ADR     40415F101       439           34,000        SH    SOLE                                  34,000
Grupo Televisa                ADR     40049J206     8,597          230,000        SH    SOLE             230,000
ICA                           ADS     292448107        74           47,600        SH    SOLE                                  47,600
HDFC Bank                     ADR     40415F101     6,896          534,600        SH    SOLE             534,600
ICA                           ADS     292448107       168          108,500        SH    SOLE                       108,500
ICA                           ADS     292448107     5,674        3,660,900        SH    SOLE           3,660,900
ICICI Bank Ltd.               ADR     45104G104       771          110,100        SH    SOLE                                 110,100
India Fund                    COU     454089103       938           98,700        SH    SOLE                                  98,700
Jardine Flemings India Fund   COU     471112102       689           96,776        SH    SOLE                                  96,776
ICICI Bank Ltd.               ADR     45104G104     2,338          334,000        SH    SOLE             334,000
KT Corporation (Korea Telecom ADR     48268K101     1,167           53,900        SH    SOLE                                  53,900
KT Corporation (Korea Telecom ADR     48268K101     2,840          131,180        SH    SOLE                       131,180
KT Corporation (Korea Telecom ADR     48268K101    63,847        2,949,062        SH    SOLE           2,949,062
Kookmin Bank (New)            ADR     50049M109    13,133          267,198        SH    SOLE             267,198
Korea Electric Power Company  ADR     500631106       220           21,000        SH    SOLE              21,000
Mahanagar Telephone Nigam Ltd ADR     559778402       696          118,300        SH    SOLE                                 118,300
MTS                           ADR     607409109       257            8,500        SH    SOLE               8,500
Mahanagar Telephone Nigam Ltd ADR     559778402     2,204          374,900        SH    SOLE             374,900
Masisa (Maderas y Sinteticos) ADR     574799102     3,898          469,600        SH    SOLE             469,600
Nortel                        ADR     656567401        22           25,400        SH    SOLE                        25,400
Nortel                        ADR     656567401       272          309,283        SH    SOLE             309,283
POSCO (Pohang Iron and Steel) ADR     693483109    22,640          830,215        SH    SOLE             830,215
PT Telekomunikasi Indo(Telkom ADR     715684106       215           24,455        SH    SOLE                                  24,455
PT Telekomunikasi Indo(Telkom ADR     715684106       830           94,356        SH    SOLE                        94,356
PT Telekomunikasi Indo(Telkom ADR     715684106    17,759        2,018,024        SH    SOLE           2,018,024
Pao De Acucar                 ADR     20440T201     1,127           63,359        SH    SOLE              63,359
Pepsi-Gemex                   GDR     713435105       358           36,200        SH    SOLE              36,200
Perez Companc SA              ADR     71367B103       168           29,424        SH    SOLE                                  29,424
Perdigao                      ADR     71361V303     1,472          144,300        SH    SOLE             144,300
PetroChina Co. Ltd.           ADR     71646E100     2,572          117,100        SH    SOLE             117,100
Petrobras                     ADR     71654V408        75            4,000        SH    SOLE                                   4,000
Petrobras                     ADR     71654V408     1,028           54,500        SH    SOLE                        54,500
Petrobras                     ADR     71654V408    18,677          990,300        SH    SOLE             990,300
Philippine Long Distance T.   ADR     718252604       279           37,400        SH    SOLE                                  37,400
Philippine Long Distance T.   ADR     718252604       765          102,500        SH    SOLE                       102,500
Philippine Long Distance T.   ADR     718252604    12,015        1,610,600        SH    SOLE           1,610,600
Provida                       ADR     00709P108       143            6,100        SH    SOLE                         6,100
Provida                       ADR     00709P108     4,570          195,300        SH    SOLE             195,300
Quilmes Industrial            ADR     74838Y207        48            4,900        SH    SOLE                         4,900
Rostelekom (IAS)              ADR     778529107       552           92,000        SH    SOLE                                  92,000
Quilmes Industrial            ADR     74838Y207       759           77,600        SH    SOLE              77,600
SK Telecom                    ADR     78440P108       176            7,080        SH    SOLE                         7,080
SK Telecom                    ADR     78440P108    13,031          525,664        SH    SOLE             525,664
Sabesp (Saneamento Basico Est ADR     20441A102       194           22,300        SH    SOLE                        22,300
Sabesp (Saneamento Basico Est ADR     20441A102     3,147          361,700        SH    SOLE             361,700
Santa Isabel                  ADR     802233106       263          113,200        SH    SOLE             113,200
Southern Peru Ltd.            ADR     843611104       209           13,918        SH    SOLE                                  13,918
Satyam Computers              ADR     804098101     6,445          615,600        SH    SOLE             615,600
TAMSA (Tubos de Acero de Mex. ADR     898592506        66            7,200        SH    SOLE                                   7,200
TAMSA (Tubos de Acero de Mex. ADR     898592506       195           21,200        SH    SOLE                        21,200
TAMSA (Tubos de Acero de Mex. ADR     898592506     3,088          335,600        SH    SOLE             335,600
TV Azteca                     ADS     901145102       195           28,600        SH    SOLE                                  28,600
TV Azteca                     ADS     901145102       627           92,100        SH    SOLE                        92,100
TV Azteca                     ADS     901145102    25,402        3,730,086        SH    SOLE           3,730,086
Taiwan (ROC) Fund             COU     749651105       999          227,000        SH    SOLE             227,000
Taiwan Fund                   COU     874036106     5,082          457,877        SH    SOLE             457,877
Taiwan Semiconductor Mfg. Cor ADR     874039100     1,416          108,900        SH    SOLE             108,900
Tele Celular Sul Holding Co.  ADR     879238103       421           38,200        SH    SOLE              38,200
Telebras                      ADR     879287308     1,695           74,750        SH    SOLE              74,750
Telecentro Oeste Celular Hold ADR     87923P105     3,671          828,571        SH    SOLE             828,571
Telefonos De Mexico           ADR     879403780        83            2,600        SH    SOLE                                   2,600
Telefonos De Mexico           ADR     879403780       176            5,500        SH    SOLE                         5,500
Telefonos De Mexico           ADR     879403780    14,473          451,142        SH    SOLE             451,142
Telefonos de Chile            ADR     204449300     1,475          120,425        SH    SOLE                                 120,425
Telefonos de Chile            ADR     204449300       102            8,300        SH    SOLE                         8,300
Telefonos de Chile            ADR     204449300     8,209          670,100        SH    SOLE             670,100
Telenordeste Celular Holding  ADR     87924W109        83            4,300        SH    SOLE                         4,300
Telenordeste Celular Holding  ADR     87924W109     2,897          150,885        SH    SOLE             150,885
Telenorte Celular Holding Co. ADR     87924Y105       236           44,900        SH    SOLE              44,900
Telenorte Leste Wireline Co.  ADR     879246106     1,932          194,164        SH    SOLE             194,164
Telesp Celular Holding Co.    ADR     87952L108        64           16,200        SH    SOLE              16,200
Teva Pharmaceutical Industrie ADR     881624209     5,810           87,000        SH    SOLE                                  87,000
Teva Pharmaceutical Industrie ADR     881624209       274            4,100        SH    SOLE                         4,100
Teva Pharmaceutical Industrie ADR     881624209    19,136          286,550        SH    SOLE             286,550
Tricom S.A.                   ADR     89612A100       165           48,000        SH    SOLE              48,000
Ultrapar Participacoes        ADR     90400P101       916          126,300        SH    SOLE             126,300
Unibanco                      GDR     90458E107       182           11,000        SH    SOLE                                  11,000
Unibanco                      GDR     90458E107       178           10,800        SH    SOLE                        10,800
Unibanco                      GDR     90458E107     3,575          216,650        SH    SOLE             216,650
United Microelectronics Corp. ADR     910873207     2,783          378,700        SH    SOLE             378,700
Vale Do Rio Doce              ADR     204412209       188            6,800        SH    SOLE                         6,800
Vale Do Rio Doce              ADR     204412209     3,564          128,800        SH    SOLE             128,800
Vimpelcom                     ADR     68370R109       919           36,100        SH    SOLE              36,100